Loss per share (Tables)	12 Months Ended
Mar. 31, 2026
Loss Per Share
Summary of income and share data used in the basic and diluted loss per share computations

The following reflects the income and share data used in the basic loss per share computations:

	March 31,
	2024	2025	2026
Loss attributable to ordinary shareholders - Basic	(350,943)	(106,925)	(232,990)
Weighted average number of ordinary shares outstanding used in computing basic loss per share	62,672,527	61,875,719	62,796,401
Basic loss per share	(5.60)	(1.73)	(3.71)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2024	2025	2026
Loss attributable to ordinary shareholders-Dilutive	(350,943)	(106,925)	(232,990)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	62,672,527	61,875,719	62,796,401
Diluted loss per share	(5.60)	(1.73)	(3.71)